Benefit Plans Benefit Plans - Change in Plan Assets Unobservable Inputs (Details) - Pension Benefits - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	$ 73,426	$ 76,883
Dispositions	(26,167)	(12,850)
Realized and unrealized gain, net	6,881	9,393
Balance, December 31	$ 54,140	$ 73,426